Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Income Portfolio℠
September 30, 2024
VIPFINC-NPRT3-1124
1.822341.119
Bond Funds - 62.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,493,437	14,008,437
Fidelity International Bond Index Fund (a)	197,276	1,854,392
Fidelity Long-Term Treasury Bond Index Fund (a)	190,062	1,927,226
VIP High Income Portfolio - Initial Class (a)	283,137	1,410,022
VIP Investment Grade Bond II Portfolio - Initial Class (a)	3,469,004	34,377,828
TOTAL BOND FUNDS (Cost $54,210,163)		53,577,905

Domestic Equity Funds - 8.1%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	19,348	1,215,272
VIP Equity-Income Portfolio - Initial Class (a)	33,523	981,897
VIP Growth & Income Portfolio - Initial Class (a)	41,557	1,352,262
VIP Growth Portfolio - Initial Class (a)	17,185	2,013,700
VIP Mid Cap Portfolio - Initial Class (a)	7,330	309,616
VIP Value Portfolio - Initial Class (a)	32,661	686,542
VIP Value Strategies Portfolio - Initial Class (a)	18,741	339,767
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,000,322)		6,899,056

International Equity Funds - 13.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	383,829	4,851,601
VIP Overseas Portfolio - Initial Class (a)	232,653	6,874,886
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,984,528)		11,726,487

Money Market Funds - 15.4%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $13,172,169)	4.76	13,172,169	13,172,169

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $79,367,182)	85,375,617
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,555)
NET ASSETS - 100.0%	85,369,062

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	11,952,508	4,755,412	3,106,798	153,266	(36,327)	443,642	14,008,437
Fidelity International Bond Index Fund	1,775,787	684,795	635,016	24,084	(17,314)	46,140	1,854,392
Fidelity Long-Term Treasury Bond Index Fund	2,332,824	770,920	1,127,916	49,354	(138,388)	89,786	1,927,226
VIP Contrafund Portfolio - Initial Class	716,844	609,598	417,124	3,579	10,233	295,721	1,215,272
VIP Emerging Markets Portfolio - Initial Class	3,485,948	2,101,046	1,612,990	2,974	33,139	844,458	4,851,601
VIP Equity-Income Portfolio - Initial Class	581,292	571,029	339,247	3,644	9,381	159,442	981,897
VIP Government Money Market Portfolio - Initial Class	12,731,894	5,798,759	5,358,484	453,498	-	-	13,172,169
VIP Growth & Income Portfolio - Initial Class	799,053	726,286	450,322	6,705	9,852	267,393	1,352,262
VIP Growth Portfolio - Initial Class	1,187,146	999,565	660,356	21,508	9,933	477,412	2,013,700
VIP High Income Portfolio - Initial Class	1,152,783	445,394	281,646	486	2,361	91,130	1,410,022
VIP Investment Grade Bond II Portfolio - Initial Class	27,259,612	12,487,535	6,816,956	17,301	35,474	1,412,163	34,377,828
VIP Mid Cap Portfolio - Initial Class	181,931	169,399	92,334	3,729	2,523	48,097	309,616
VIP Overseas Portfolio - Initial Class	5,044,303	2,387,113	1,589,623	18,892	35,400	997,693	6,874,886
VIP Value Portfolio - Initial Class	405,418	402,210	211,427	9,845	4,831	85,510	686,542
VIP Value Strategies Portfolio - Initial Class	200,620	198,414	104,536	3,164	2,840	42,429	339,767
	69,807,963	33,107,475	22,804,775	772,029	(36,062)	5,301,016	85,375,617

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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